Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Consolidation, Policy [Policy Text Block]

Consolidation

The accompanying consolidated financial statements include the accounts of Immune Pharmaceuticals Inc. and the Company’s 100%-owned subsidiaries, Immune Pharmaceuticals Ltd, Immune Pharmaceuticals USA Corp., Maxim Pharmaceuticals, Inc., Cytovia, Inc. and EpiCept GmbH (in liquidation). All inter-company transactions and balances have been eliminated.

Use of Estimates, Policy [Policy Text Block]

Use of Estimates

In preparing consolidated financial statements in conformity with U.S. generally accepted accounting principles, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and revenues and expenses during the reported periods. Significant estimates include impairment of long lived assets (including intangible assets), amortization of intangible assets, depreciation, stock based compensation, valuation of options and warrants and valuation of income taxes. Actual results could differ from those estimates.

Revenue Recognition, Policy [Policy Text Block]

Revenue Recognition

Revenue is recognized relating to the Company’s collaboration agreements in accordance with the SEC Staff Accounting Bulletin, or SAB 104, “ Revenue Recognition ”. Revenue under collaborative arrangements may result from license fees, milestone payments, research and development payments and royalties.  The application of these standards involves subjective determinations and requires management to make judgments about value of the individual elements and whether they are separable from the other aspects of the contractual relationship. Management evaluates the Company’s collaboration agreements to determine units of accounting for revenue recognition purposes. For collaborations containing a single unit of accounting, the Company recognizes revenue when the fee is fixed or determinable, collectability is assured and the contractual obligations have occurred or been rendered. For collaborations involving multiple elements, the Company’s application requires management to make judgments about value of the individual elements and whether they are separable from the other aspects of the contractual relationship. To date, management has determined that the upfront non-refundable license fees cannot be separated from the Company’s ongoing collaborative research and development activities to the extent such activities are required under the agreement and, accordingly, do not treat them as a separate element. The Company recognizes revenue from non-refundable, up-front licenses and related payments, not specifically tied to a separate earnings process ratably over either the development period in which the Company is obligated to participate on a continuing and substantial basis in the research and development activities outlined in the contract or the later of (1) the conclusion of the royalty term on a jurisdiction by jurisdiction basis; and (2) the expiration of the last licensed patent.

Cash and Cash Equivalents, Policy [Policy Text Block]

Cash and Cash Equivalents

The Company considers investments with original maturities of three months or less to be cash equivalents. Restricted cash primarily represents cash not available for immediate and general use by the Company. The Company maintains cash and cash equivalents with certain major financial institutions in the U.S. and Israel. At certain times during the year cash may exceed federally insured limits.

Goodwill and Intangible Assets, Intangible Assets, Policy [Policy Text Block]

Intangible Assets

The Company accounts for the purchases of intangible assets in accordance with the provisions of Accounting Standards Classification (“ASC”) 350, Intangibles. Intangible assets are recognized based on their acquisition cost. The assets will be tested for impairment at least once annually, if determined to have an indefinite life, or whenever events or changes in circumstances indicate that the carrying amount may no longer be recoverable. If any of the Company’s intangible or long-lived assets are considered to be impaired, the amount of impairment to be recognized is the excess of the carrying amount of the assets over its fair value. Applicable long-lived assets, including intangible assets with definitive lives, are amortized or depreciated over the shorter of their estimated useful lives, the estimated period that the assets will generate revenue, or the statutory or contractual term in the case of patents. Estimates of useful lives and periods of expected revenue generation are reviewed periodically for appropriateness and are based upon management’s judgment.

Impairment or Disposal of Long-Lived Assets, Including Intangible Assets, Policy [Policy Text Block]

Impairment of Long-Lived Assets other than Intangibles

The Company performs impairment tests on its long-lived assets other than intangibles when circumstances indicate that their carrying amounts may not be recoverable. If required, recoverability is tested by comparing the estimated future undiscounted cash flows of the asset or asset group to its carrying value. If the carrying value is not recoverable, the asset or asset group is written down to fair value. No such impairments have been identified with respect to the Company’s long-lived assets, at December 31, 2013 and 2012.

Property, Plant and Equipment, Policy [Policy Text Block]

Property, Plant and Equipment

Property, plant and equipment are carried at cost, less accumulated depreciation. Depreciation is provided principally by use of the straight-line method over the useful lives of the related assets, except for leasehold improvements, which are depreciated over the terms of their related leases or their estimated useful lives, whichever is less. Expenditures for maintenance and repairs, which do not improve or extend the expected useful life of the assets, are expensed to operations while major repairs are capitalized.

	Method	Estimated Useful Life (years)

Computers and accessories	Straight-line	3	-	5
Equipment	Straight-line	3	-	5
Furniture and fixtures	Straight-line		7

In Process Research and Development, Policy [Policy Text Block]

In-Process Research and Development

In-process research and development (referred to as IPR&D) represents the estimated fair value assigned to research and development projects acquired in a purchased business combination that have not been completed at the date of acquisition and which have no alternative future use.  IPR&D assets acquired in a business combination are capitalized as indefinite-lived intangible assets. These assets remain indefinite-lived until the completion or abandonment of the associated research and development efforts. During the period prior to completion or abandonment, those acquired indefinite-lived assets are not amortized but are tested for impairment annually, or more frequently, if events or changes in circumstances indicate that the asset might be impaired.

The Company acquired the drug candidate AmiKet™ in its merger with Immune Ltd., closed in August 2013, and valued the asset at $27.5 million as of the acquisition date.  The Company periodically performs an analysis to determine whether the carrying value of the asset has been impaired based on facts and circumstances in existence as of that date.  The Company determined that no impairment had occurred. The Company completed an impairment analysis triggered by the publication of certain results of the Phase II trial of AmiKet in CIPN which indicated that the drug candidate was not effective. The Company does not expect the results of this trial to have a future impact on the carrying value of this asset.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]

Share-based Compensation

The Company recognizes compensation expense for all equity-based payments. Stock based compensation issued to employees is accounted for under ASC 718-10, Compensation– Share Compensation (“ASC 718-10”). The Company utilizes the Black-Scholes valuation method to recognize compensation expense over the vesting period. Certain assumptions need to be made with respect to utilizing the Black-Scholes valuation model, including the expected life, volatility, risk-free interest rate and anticipated forfeiture of the stock options. The expected life of the stock options was calculated using the method allowed by the provisions of ASC 718-10. The risk-free interest rate is based on the rates paid on securities issued by the U.S. Treasury with a term approximating the expected life of the options. Estimates of pre-vesting option forfeitures are based on the Company’s experience. The Company will adjust its estimate of forfeitures over the requisite service period based on the extent to which actual forfeitures differ, or are expected to differ, from such estimates. Changes in estimated forfeitures will be recognized through a cumulative catch-up adjustment in the period of change and will also impact the amount of compensation expense to be recognized in future periods.

The Company accounts for stock-based transactions with non-employees in which services are received in exchange for the equity instruments based upon the fair value of the equity instruments issued, in accordance with ASC 718-10 and ASC 505-50, Equity-Based Payments to Non-Employees. The two factors that most affect charges or credits to operations related to stock-based compensation are the estimated fair market value of the common stock underlying stock options for which stock-based compensation is recorded and the estimated volatility of such fair market value. The value of such options is quarterly remeasured and income or expense is recognized during the vesting terms.

Accounting for share-based compensation granted by the Company requires fair value estimates of the equity instrument granted or sold. If the Company’s estimate of the fair value of stock-based compensation is too high or too low, it will have the effect of overstating or understating expenses. When stock-based grants are granted in exchange for the receipt of goods or services, the Company estimates the value of the stock-based compensation based upon the value of its common stock.

Income Tax, Policy [Policy Text Block]

Income Taxes

Immune accounts for income taxes in accordance with ASC 740, Income Taxes. The Company is required to file income tax returns in the appropriate U.S. federal and state jurisdictions, including New York State and City, and abroad in Israel and Germany. Because the Company incurred losses in the past, all prior years are open and subject to audit examination in relation to the losses generated.

The Company accounts for its income taxes under the asset and liability method. Under the asset and liability method, deferred tax assets and liabilities are recognized based upon the differences arising from carrying amounts of the Company’s assets and liabilities for tax and financial reporting purposes using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect on the deferred tax assets and liabilities of a change in tax rates is recognized in the period when the change in tax rates is enacted. A valuation allowance is established when it is determined that it is more likely than not that some portion or all of the deferred tax assets will not be realized. A full valuation allowance has been applied against the Company’s net deferred tax assets at December 31, 2013 and 2012, because it is not more likely than not that the Company will realize future benefits associated with these deferred tax assets.

The Company’s policy is to recognize interest and penalties accrued on any unrecognized tax benefits as a component of income tax expense.

Research and Development Expense, Policy [Policy Text Block]

Research and Development

The Company expects that a large percentage of its future research and development expenses will be incurred in support of current and future preclinical and clinical development programs. These expenditures are subject to numerous uncertainties in timing and cost to completion. The Company tests its product candidates in numerous preclinical studies for toxicology, safety and efficacy. The Company then conducts early stage clinical trials for each drug candidate. As the Company obtains results from clinical trials, it may elect to discontinue or delay clinical trials for certain product candidates or programs in order to focus resources on more promising product candidates or programs. Completion of clinical trials may take several years but the length of time generally varies according to the type, complexity, novelty and intended use of a drug candidate.

The cost of clinical trials may vary significantly over the life of a project as a result of differences arising during clinical development, including:

●  the number of sites included in the trials;

●  the length of time required to enroll suitable patients;

●  the number of patients that participate in the trials;

●  the number of doses that patients receive;

●  the duration of follow-up with the patient;

●  the product candidate’s phase of development; and

●  the efficacy and safety profile of the product.

Expenses related to clinical trials are based on estimates of the services received and efforts expended pursuant to contracts with multiple research institutions and clinical research organizations that conduct clinical trials on the Company’s behalf. The financial terms of these agreements are subject to negotiation and vary from contract to contract and may result in uneven payment flows. If timelines or contracts are modified based upon changes in the clinical trial protocol or scope of work to be performed, estimates of expenses are modified accordingly on a prospective basis.

None of the Company’s drug candidates has received FDA or foreign regulatory marketing approval. In order to grant marketing approval, the FDA or foreign regulatory agencies must conclude that its clinical data and that of its collaborators establish the safety and efficacy of the Company’s drug candidates. Furthermore, the Company’s strategy includes entering into collaborations with third parties to participate in the development and commercialization of its products. In the event that third parties have control over the preclinical development or clinical trial process for a product candidate, the estimated completion date would largely be under control of that third party rather than under the Company’s control. The Company cannot forecast with any degree of certainty which of its drug candidates will be subject to future collaborations or how such arrangements would affect its development plan or capital requirements.

Foreign Currency Transactions and Translations Policy [Policy Text Block]

Foreign Currency

The Company’s functional currency is the U.S. dollar. Periodically, the Company enters into certain transactions denominated in currencies other than the U.S. dollar. At the balance sheet date any amounts denominated in other than the U.S. dollar are translated into U.S. dollars at the period-end exchange rate and recorded as expense in the current period.

Segment Reporting, Policy [Policy Text Block]

Segment Information

The Company operates in one reportable segment: acquiring, developing and commercializing prescription drug products. Accordingly, the Company reports the accompanying consolidated financial statements in the aggregate, including all of its activities in one reportable segment.

Fair Value of Financial Instruments, Policy [Policy Text Block]

Fair Value of Financial Instruments

The Company applies ASC 820, Fair Value Measurements and Disclosures (“ASC 820”) to all financial instruments that are being measured and reported on a fair value basis, non-financial assets and liabilities measured and reported at fair value on a non-recurring basis, and disclosures of fair value of certain financial assets and liabilities.

The following fair value hierarchy is used in selecting inputs for those instruments measured at fair value that distinguishes between assumptions based on market data (observable inputs) and the Company’s assumptions (unobservable inputs). The hierarchy consists of three levels:

● Level 1 — Quoted prices in active markets for identical assets or liabilities.

● Level 2 — Inputs other than Level 1 that are observable for similar assets or liabilities either directly or indirectly.

● Level 3 — Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable.

The financial instruments recorded in the Company’s Consolidated Balance Sheets consist primarily of cash and cash equivalents, and accounts payable. The carrying amounts of the Company’s cash and cash equivalents and accounts payable approximate fair value due to their short-term nature. The fair market value of the Company’s non-convertible loans is based on the present value of their cash flows discounted at a rate that approximates current market returns for issues of similar risk.

The carrying amount and estimated fair values of the Company’s debt instruments are as follows:

	December 31, 2013		December 31, 2012
	Carrying Amount	Level 2 Fair Value	Carrying Amount	Level 2 Fair Value
	(In millions)
Notes and loans payable	$4.9	$4.9	$0.4	$0.4

Derivatives, Policy [Policy Text Block]

Derivatives

The Company accounts for its derivative instruments in accordance with ASC 815-10, Derivatives and Hedging” (“ASC 815-10”). ASC 815-10 establishes accounting and reporting standards requiring that derivative instruments, including derivative instruments embedded in other contracts, be recorded on the balance sheet as either an asset or liability measured at its fair value. ASC 815-10 also requires that changes in the fair value of derivative instruments be recognized currently in results of operations unless specific hedge accounting criteria are met. The Company has not entered into hedging activities to date.

Debt, Policy [Policy Text Block]

Beneficial Conversion Feature of Certain Instruments

The convertible feature of certain financial instruments provide for a rate of conversion that is below market value at the commitment date. Such feature is normally characterized as a beneficial conversion feature (“BCF”). Pursuant to ASC 470-20, Debt with Conversion and Other Options (“ASC 470-20”), the estimated fair value of the BCF is recorded as a dividend if it is related to preferred stock.

New Accounting Pronouncements, Policy [Policy Text Block]

Recently Issued Accounting Standards

In July 2013, the Financial Accounting Standards Board (the “FASB”) issued ASU 2013-11, Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists. This update amends ASC 740 to require that in certain cases, an unrecognized tax benefit, or portion of an unrecognized tax benefit, should be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward when such items exist in the same taxing jurisdiction. The amendments in this update are effective for fiscal years, and interim periods within those years, beginning after December 15, 2013. Early adoption is permitted. The amendments should be applied prospectively to all unrecognized tax benefits that exist at the effective date, and retrospective application is permitted. The Company is currently evaluating the impact this update may have on its financial statements.

In February 2013, the FASB issued an accounting standards update that requires an entity to report the effect of significant reclassifications out of accumulated other comprehensive income on the respective line items in net income if the amounts are required to be reclassified in their entirety to net income. For other amounts that are not required to be reclassified in their entirety to net income in the same reporting period, an entity is required to cross-reference to other disclosures that provide additional detail about those amounts. This guidance is effective for reporting periods beginning after December 15, 2012, with early adoption permitted. The adoption of this standard did not have a material impact on Immune’s financial position or results of operations.

In July 2012, the FASB issued ASU No. 2012-02, Intangibles – Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment (“ASU 2012-02”). This newly issued accounting standard allows an entity the option to first assess qualitative factors to determine whether it is necessary to perform a quantitative impairment test for indefinite-lived intangibles other than goodwill. Under that option, an entity would no longer be required to calculate the fair value of an indefinite-lived intangible asset unless the entity determines, based on that qualitative assessment, that it is more likely than not that the fair value of the indefinite-lived intangible asset is less than its carrying amount. This ASU is effective for annual and interim indefinite-lived intangible asset impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted. The adoption of this standard did not have a material impact on Immune’s financial position or results of operations.